SHAREHOLDERS' EQUITY - Schedule of Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	33.33%	33.35%	29.45%
Expected volatility, maximum	36.70%	35.67%	34.11%
Risk free interest rate, minimum	3.49%	3.60%	1.78%
Risk free interest rate, maximum	4.57%	4.68%	4.15%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)		3 years 6 months	3 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 6 months